Commitments and Contingencies (Details Textual) (USD $)				3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012 General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction				$ 7,500
Accounts Payable Related Parties Current	128,615	106,025	15,574
Payments For Investment Banker	$ 600,000